VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Summit Cash Reserves Fund of BlackRock
Financial Institutions Series Trust
Post-Effective Amendment No. 28 to the Registration
Statement on Form N-1A (Securities Act File No. 2-78646,
Investment Company Act File No. 811-3189

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), BlackRock Summit Cash
Reserves Fund of BlackRock Financial Institutions Series Trust
(the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 28 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 26, 2008


Very truly yours,

BlackRock Summit Cash Reserves Fund of BlackRock Financial
Institutions Series Trust


Denis R. Molleur
Assistant Secretary of the Fund